Performance Management - First Eagle Core Plus Municipal Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, performance information will be available at www.firsteagle.com/funds/core-plus-municipal-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance One Year or Less [Text]	Performance history will be included for the Fund after the Fund has been in operation for one calendar year.
Performance Availability Website Address [Text]	www.firsteagle.com/funds/core-plus-municipal-fund
Performance Availability Phone [Text]	800.334.2143